TAXATION (Schedule of Roll-forward of Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 50,983	$ 24,756	$ 15,336
Increase relating to prior year tax positions	32,227	$ 26,307	$ 12,358
Increase relating to current year tax positions	5,124
Decrease relating to reversal of prior years' tax position	(14,059)
Decrease relating to expiration of applicable statute of limitations	(1,787)		$ (3,510)
Foreign currency translation adjustments			572
Foreign currency translation adjustments	(2,192)	$ (80)
Balance at end of year	$ 70,296	$ 50,983	$ 24,756